Federal Funds Purchased and Securities Sold Under Agreements To Repurchase:	12 Months Ended
Dec. 31, 2011
Federal Funds Purchased and Securities Sold Under Agreements To Repurchase:/Borrowings: [Abstract]
FEDERAL FUNDS PURCHASED AND SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE:

N O T E   G - F E D E R A L   F U N D S   P U R C H A S E D   A N D   S E C U R I T I E S   S O L D   U N D E R   A G R E E M E N T S   T O   R E P U R C H A S E :

At December 31, 2011, the Company had facilities in place to purchase federal funds up to $72,900,000 under established credit arrangements. At December 31, 2011, 2010 and 2009, federal funds purchased and securities sold under agreements to repurchase included funds invested by customers in a non-deposit product of the bank subsidiary of $157,600,967, $124,802,000 and $167,280,777, respectively. These accounts are non-insured, non-deposit accounts which allow customers to earn interest on their account with no restrictions as to the number of transactions. They are set up as sweep accounts with no check-writing capabilities and require the customer to have at least one operating deposit account.